Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment consisted of the follow:

	December 31,
	2022	2021
Computer, equipment and software	$178	$155
Furniture and fixtures	—	155

Property and equipment	178	310
Less: accumulated depreciation	(57)	(228)

Property and equipment, net	$121	$82